Related party transactions and balances	12 Months Ended
Dec. 31, 2016
Related party transactions and balances [Abstract]
Related party transactions and balances
20. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA”)	two board directors of the Group

a)	Transactions with related parties:

Ctrip purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Company’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells the packaged-tours through Ctrip’s online platform and the commission fees for Ctrip’s service were insignificant. Revenue from Ctrip consist of, commission fees for selling the hotel rooms and air tickets products through the Group’s online platform and packaged-tours sold to Ctrip, amounted of RMB3.5 million and RMB54.8 million for the years ended December 31, 2015 and 2016, respectively.

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million of the business resource contributed by JD, which including the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application, JD's preferred partnership for hotel and air ticket reservation service, the internet traffic support and marketing support for the leisure travel channel for a period of five years started from August 2015.

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism Holdings Group Co., Ltd., for total consideration of RMB3,279 million (US$500 million).

HNA agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA over the next two years. During the year ended December 31, 2016, the Group purchased RMB250.5 million (US$36.1 million) air tickets from HNA.

b)	Balances with related parties:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Current:
Due from Ctrip	59,142	30,668	4,417
Due from JD	862	3,374	486
Prepayment to HNA	—	356,288	51,316
Total	60,004	390,330	56,219

Non-current:
Prepayment to HNA	—	64,902	9,348

Current:
Due to Ctrip	28,669	32,526	4,685
Due to JD	93	—	—
Total	28,762	32,526	4,685